Description of the Company and Basis of Presentation	12 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Company and Basis of Presentation
Description of the Company and Basis of Presentation
Background
Evoqua Water Technologies Corp. (referred to herein as the “Company” or “EWT”) was incorporated on October 7, 2013. On January 15, 2014, Evoqua Water Technologies Corp., acquired through its wholly owned entities, EWT Holdings II Corp. and EWT Holdings III Corp. (a/k/a Evoqua Water Technologies), all of the outstanding shares of Siemens Water Technologies, a group of legal entity businesses formerly owned by Siemens AG (“Siemens”). The stock purchase closed on January 15, 2014 and was effective January 16, 2014 (the “Acquisition”). The stock purchase price, net of cash received, was approximately $730,577. On November 6, 2017, the Company completed its initial public offering (“IPO”), pursuant to which an aggregate of 27,777 shares of common stock were sold, of which 8,333 were sold by the Company and 19,444 were sold by the selling shareholders, with a par value of $0.01 per share. After underwriting discounts and commissions and expenses, the Company received net proceeds from the IPO of approximately $137,605. The Company used a portion of these proceeds to repay $104,936 of indebtedness (including accrued and unpaid interest) under EWT III’s senior secured first lien term loan facility and the remainder for general corporate purposes. The Company did not receive any proceeds from the sale of shares by the selling shareholders. On November 7, 2017, the selling shareholders sold an additional 4,167 shares of common stock as a result of the exercise in full by the underwriters of an option to purchase additional shares. On March 19, 2018, the Company completed a secondary public offering, pursuant to which 17,500 shares of common stock were sold by certain selling shareholders. On March 21, 2018, the selling shareholders sold an additional 2,625 shares of common stock as a result of the exercise in full by the underwriters of an option to purchase additional shares. The Company did not receive any proceeds from the sale of shares by the selling shareholders.
The Business
EWT provides a wide range of product brands and advanced water and wastewater treatment systems and technologies, as well as mobile and emergency water supply solutions and service contract options through its segment branch network. Headquartered in Pittsburgh, Pennsylvania, EWT is a multi‑national corporation with operations in the United States (“U.S.”), Canada, the United Kingdom (“UK”), the Netherlands, Germany, Australia, China, and Singapore.
Recasting of Prior Period Information
As of September 30, 2018, the Company was organizationally structured into three reportable segments for the purpose of making operational decisions and assessing financial performance: (i) Industrial, (ii) Municipal and (iii) Products. As previously announced on October 30, 2018, the Company transitioned from a three-segment structure to a two-segment structure designed to better serve the needs of customers worldwide. This new structure was effective October 1, 2018, and combined the Municipal services business with the existing Industrial segment into a new segment renamed Integrated Solutions and Services, a group entirely focused on engaging directly with end users. The Products segment and Municipal products businesses were combined into a new segment renamed Applied Product Technologies. This segment is focused on developing product platforms to be sold primarily through third party channels.
This change impacted the following Notes to Audited Consolidated Financial Statements:

◦	Note 1 - Description of the Company and Bases of Presentation

◦	Note 8 - Goodwill

◦	Note 21 - Business Segments
This change had no impact on the Company’s Consolidated Statements of Operations or on the Company's income (loss) before taxes or net income (loss) for any period reported in the Consolidated Statements of Operations. The changes referred to above had no impact on the historical consolidated financial position or cash flows.
Basis of Presentation
The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”) from the accounting records of the Company, and reflect the consolidated financial position and results of operations for the fiscal years ended September 30, 2018, 2017 and 2016. Unless otherwise specified, references in this section to a year refer to its fiscal year. All intercompany transactions have been eliminated. Unless otherwise specified, all dollar amounts in this section are referred to in thousands.